Other Liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2019
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 63.0	$ 57.8
Yatela liability	18.5	18.5
Yatela
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired			80.00%
Consideration transferred, acquisition-date fair value			$ 1.0
Cash transferred			37.0
Yatela liability			$ 18.5
Embedded derivative - Rosebel power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 29.2	$ 23.3